Income Taxes - Summary of Reconciliation of the Statutory Rate and Our Effective Tax Rate for the Periods (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	19.00%	20.00%	20.00%
Foreign jurisdiction rate differential	4.00%	3.70%	3.50%
Non-deductible interest	0.00%	0.00%	0.00%
Withholding taxes	0.40%	(0.60%)	2.00%
Tax credits	(0.30%)	1.00%	(4.20%)
Valuation allowance	3.10%	(0.60%)	1.60%
Other	(3.10%)	(0.10%)	(0.60%)
Total tax rate	23.10%	23.30%	22.30%